Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Nov. 15, 2011 Predecessor	Dec. 31, 2010 Predecessor
Asset retirement obligations
Beginning of period	$ 25,809	$ 26,353	$ 24,296
Assumed in acquisitions			202
Revisions to previous estimates		6,291
Liabilities incurred	353	364
Liabilities settled		(492)	(443)
Accretion expense	191	1,575	1,290	1,366
End of period	26,353	34,091	25,345	24,296
Current portion of ARO	(359)	(500)	(359)
Asset retirement obligation- non-current	$ 25,994	$ 33,591	$ 24,986